Accounts Payable and Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts Payable and Accrued Liabilities
Trade payables	$ 6,063	$ 2,170
Machinery and equipment payables	2,270	3,788
Accrued expenses	8,669	7,514
Value added tax payable	208	167
Other tax payable	576	617
Withholding personal income tax	1,511	1,240
Bonus and benefit payables	5,244	6,776
Other payables	3,496	2,506
Total	$ 28,037	$ 24,778